S000097584 [Member] Annual Fund Operating Expenses - S000097584 [Member] - C000267034 [Member]	Dec. 02, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.20%

[1]	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust I on behalf of the Fund, Columbia Management Investment Advisers, LLC pays the operating costs and expenses of the Fund, but not taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
[2]	Other expenses are based on estimated amounts for the Fund’s current fiscal year.